UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-08411

(Investment Company Act file number)

The James Advantage Funds

(Exact name of registrant as specified in charter)

1349 Fairground Road

Xenia, Ohio 45385

(Address of principal executive offices) (Zip code)

(937) 426-7640

(Registrant's telephone number)

Barry R. James

P.O. Box 8

Alpha, Ohio 45301

(Name and Address of Agent for Service)

Date of fiscal year end: June 30

Date of reporting period: January 1, 2018 – March 31, 2018

Item 1. Schedule of Investments.

JAMES BALANCED: GOLDEN RAINBOW FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-42.80%
	Basic Materials-3.91%
73,500	Allegheny Technologies, Inc.*	$1,740,480
220,330	Avery Dennison Corp.	23,410,062
45,740	Boise Cascade Co.	1,765,564
39,900	Carpenter Technology Corp.	1,760,388
250,885	Celanese Corp., Series A	25,141,186
281,300	Cleveland-Cliffs, Inc.*	1,955,035
81,320	Commercial Metals Co.	1,663,807
276,510	Cooper Tire & Rubber Co.	8,101,743
19,180	Eastman Chemical Co.	2,025,024
173,050	Fortuna Silver Mines, Inc.*	901,590
101,490	Freeport-McMoRan, Inc.*	1,783,179
930,620	Golden Star Resources, Ltd.*	546,274
112,170	Harsco Corp.*	2,316,310
58,195	Huntsman Corp.	1,702,204
31,970	International Paper Co.	1,708,157
198,100	Intrepid Potash, Inc.*	721,084
18,870	KMG Chemicals, Inc.	1,131,256
30,130	Koppers Holdings, Inc.*	1,238,343
40,330	Kraton Corp.*	1,924,144
77,910	Kronos Worldwide, Inc.	1,760,766
68,280	Louisiana-Pacific Corp.	1,964,416
16,675	LyondellBasell Industries NV, Class A	1,762,214
52,740	Mercer International, Inc.	656,613
75,810	Mosaic Co.	1,840,667
56,210	NL Industries, Inc.*	441,249
50,580	Norbord, Inc.	1,837,571
29,870	Nucor Corp.	1,824,758
21,580	Schnitzer Steel Industries, Inc., Class A	698,113
42,980	Steel Dynamics, Inc.	1,900,576
24,250	Trinseo SA	1,795,713
53,890	United States Steel Corp.	1,896,389
17,530	Westlake Chemical Corp.	1,948,460
		101,863,335

	Consumer, Cyclical-8.80%
94,440	Acushnet Holdings Corp.	2,180,620
37,260	AMC Networks, Inc., Class A*	1,926,342
37,150	American Airlines Group, Inc.	1,930,314
108,990	American Eagle Outfitters, Inc.	2,172,171
35,050	AutoNation, Inc.*	1,639,639
2,550	AutoZone, Inc.*	1,654,159
183,060	Avianca Holdings SA, Sponsored ADR	1,550,518
89,920	Bed Bath & Beyond, Inc.	1,887,421
341,020	Best Buy Co., Inc.	23,867,990
263,285	Big Lots, Inc.	11,460,796
56,430	Brinker International, Inc.	2,037,123
93,335	Builders FirstSource, Inc.*	1,851,766
27,450	Carnival Corp.	1,800,171
73,030	Century Communities, Inc.*	2,187,248
199,330	Chico's FAS, Inc.	1,801,943
13,145	Children's Place, Inc.	1,777,861
137,310	China Yuchai International, Ltd.	2,906,853
47,940	Comcast Corp., Class A	1,638,110
14,780	Copa Holdings SA, Class A	1,901,151
25,690	CVS Health Corp.	1,598,175
20,170	Darden Restaurants, Inc.	1,719,492
20,060	Deckers Outdoor Corp.*	1,806,002

Shares or Principal Amount		Value
	Consumer, Cyclical (continued)
35,820	Delta Air Lines, Inc.	$1,963,294
62,050	Dick's Sporting Goods, Inc.	2,174,852
79,560	Diplomat Pharmacy, Inc.*	1,603,134
79,780	Discovery Communications, Inc., Class A*	1,709,685
17,640	Dollar Tree, Inc.*	1,674,036
41,365	DR Horton, Inc.	1,813,442
98,630	DSW, Inc., Class A	2,215,230
83,350	Fiat Chrysler Automobiles NV*	1,710,342
39,900	Foot Locker, Inc.	1,817,046
784,410	Ford Motor Co.	8,691,263
117,790	GameStop Corp., Class A	1,486,510
59,180	Gap, Inc.	1,846,416
45,480	General Motors Co.	1,652,743
26,680	Group 1 Automotive, Inc.	1,743,271
39,130	Harley-Davidson, Inc.	1,677,894
216,110	Hawaiian Holdings, Inc.	8,363,457
43,320	International Speedway Corp., Class A	1,910,412
30,200	John Wiley & Sons, Inc., Class A	1,923,740
9,960	Johnson Outdoors, Inc., Class A	617,520
60,950	KB Home	1,734,028
30,310	Kohl's Corp.	1,985,608
25,690	Las Vegas Sands Corp.	1,847,111
52,700	Lions Gate Entertainment Corp., Class A	1,361,241
18,970	Lowe's Cos., Inc.	1,664,618
61,880	M/I Homes, Inc.*	1,970,878
78,680	Macy's, Inc.	2,339,943
62,558	MDC Holdings, Inc.	1,746,619
33,925	Meredith Corp.	1,825,165
162,920	Meritage Homes Corp.*	7,372,130
29,100	Michael Kors Holdings, Ltd.*	1,806,528
73,830	Michaels Cos., Inc.*	1,455,189
73,690	MSG Networks, Inc., Class A*	1,665,394
84,850	New York Times Co., Class A	2,044,885
115,260	News Corp., Class B	1,855,686
39,460	Nordstrom, Inc.	1,910,259
615,300	Office Depot, Inc.	1,322,895
24,470	Oxford Industries, Inc.	1,824,483
27,120	PACCAR, Inc.	1,794,530
128,040	Party City Holdco, Inc.*	1,997,424
38,900	Penske Automotive Group, Inc.	1,724,437
59,730	Pinnacle Entertainment, Inc.*	1,800,860
63,040	PulteGroup, Inc.	1,859,050
12,910	PVH Corp.	1,954,961
17,860	Ralph Lauren Corp.	1,996,748
14,890	Royal Caribbean Cruises, Ltd.	1,753,149
39,790	Rush Enterprises, Inc., Class A*	1,690,677
123,310	Sally Beauty Holdings, Inc.*	2,028,450
35,710	Sensata Technologies Holding NV*	1,850,849
36,030	SkyWest, Inc.	1,960,032
32,730	Southwest Airlines Co.	1,874,774
47,060	Spirit Airlines, Inc.*	1,777,927
63,700	SPX Corp.*	2,068,976
43,540	Steven Madden, Ltd.	1,911,406
65,303	Systemax, Inc.	1,864,401
84,850	Tailored Brands, Inc.	2,126,341
26,130	Target Corp.	1,814,206
135,870	TEGNA, Inc.	1,547,559
14,495	Thor Industries, Inc.	1,669,389
115,150	Tilly's, Inc., Class A	1,301,195
40,660	Toll Brothers, Inc.	1,758,545
113,720	TRI Pointe Group, Inc.*	1,868,420
29,795	United Continental Holdings, Inc.*	2,069,859
57,530	Urban Outfitters, Inc.*	2,126,309

Shares or Principal Amount		Value
	Consumer, Cyclical (continued)
50,690	Viacom, Inc., Class A	$2,007,324
26,460	Walgreens Boots Alliance, Inc.	1,732,336
167,865	Wal-Mart Stores, Inc.	14,934,949
37,040	Williams-Sonoma, Inc.	1,954,230
42,980	Winnebago Industries, Inc.	1,616,048
59,730	Wolverine World Wide, Inc.	1,726,197
		229,784,370

	Consumer, Non-cyclical-4.77%
17,100	AbbVie, Inc.	1,618,515
80,085	Anthem, Inc.	17,594,674
10,490	Boston Beer Co., Inc., Class A*	1,983,134
29,100	Cardinal Health, Inc.	1,823,988
36,700	Encompass Health Corp.	2,098,139
33,950	Energizer Holdings, Inc.	2,022,741
25,065	Express Scripts Holding Co.*	1,731,490
115,370	First Data Corp., Class A*	1,845,920
175,200	Gannett Co., Inc.	1,748,496
47,150	Grand Canyon Education, Inc.*	4,946,978
75,590	H&R Block, Inc.	1,920,742
19,290	HCA Healthcare, Inc.	1,871,130
30,030	Heidrick & Struggles International, Inc.	938,437
21,390	Helen of Troy, Ltd.*	1,860,930
30,420	Herc Holdings, Inc.*	1,975,779
45,010	K12, Inc.*	638,242
111,620	Kelly Services, Inc., Class A	3,241,445
65,450	Kroger Co.	1,566,873
11,260	Laboratory Corp. of America Holdings*	1,821,305
66,070	Lantheus Holdings, Inc.*	1,050,513
19,840	Magellan Health, Inc.*	2,124,864
100,358	ManpowerGroup, Inc.	11,551,206
23,040	Molina Healthcare, Inc.*	1,870,387
650,000	Pfizer, Inc.	23,068,500
72,740	Pilgrim's Pride Corp.*	1,790,131
18,860	Quest Diagnostics, Inc.	1,891,658
56,380	RPX Corp.	602,702
116,589	Sanderson Farms, Inc.	13,876,423
45,410	Schweitzer-Mauduit International, Inc.	1,777,802
44,410	TriNet Group, Inc.*	2,057,071
36,920	Tupperware Brands Corp.	1,786,190
44,190	United Natural Foods, Inc.*	1,897,519
40,880	Universal Corp.	1,982,680
352,088	Valhi, Inc.	2,133,653
9,700	WellCare Health Plans, Inc.*	1,878,211
		124,588,468

	Energy-1.76%
98,850	Carrizo Oil & Gas, Inc.*	1,581,600
202,300	Cenovus Energy, Inc.	1,727,642
607,435	Chesapeake Energy Corp.*	1,834,454
16,210	Chevron Corp.	1,848,588
33,950	ConocoPhillips	2,012,895
49,600	Devon Energy Corp.	1,576,784
116,140	Diamond Offshore Drilling, Inc.*	1,702,612
40,880	HollyFrontier Corp.	1,997,397
28,990	Marathon Petroleum Corp.	2,119,459
233,810	McDermott International, Inc.*	1,423,903
65,340	Murphy Oil Corp.	1,688,386
26,350	Murphy USA, Inc.*	1,918,280
74,620	Phillips 66	7,157,550
55,100	SolarEdge Technologies, Inc.*	2,898,260
210,350	SRC Energy, Inc.*	1,983,601
250,000	Statoil ASA, Sponsored ADR	5,912,500

Shares or Principal Amount		Value
	Energy (continued)
71,070	Valero Energy Corp.	$6,593,164
		45,977,075

	Financial-9.01%
89,490	Aaron's, Inc.	4,170,234
36,470	AerCap Holdings NV*	1,849,758
9,920	Affiliated Managers Group, Inc.	1,880,634
44,540	Aflac, Inc.	1,949,070
41,560	Air Lease Corp.	1,771,287
84,520	Aircastle, Ltd.	1,678,567
19,730	Allstate Corp.	1,870,404
67,385	Ally Financial, Inc.	1,829,503
62,270	American Equity Investment Life Holding Co.	1,828,247
46,293	American Financial Group, Inc.	5,195,000
11,800	Ameriprise Financial, Inc.	1,745,692
180,920	Ashford Hospitality Trust, Inc., REIT	1,168,743
72,140	B. Riley Financial, Inc.	1,406,730
60,920	Bank of America Corp.	1,826,991
34,280	Bank of New York Mellon Corp.	1,766,448
47,940	BankUnited, Inc.	1,916,641
136,630	BGC Partners, Inc., Class A	1,837,673
114,940	Brightsphere Investment Group	1,811,454
112,280	Cannae Holdings, Inc*	2,117,601
19,290	Capital One Financial Corp.	1,848,368
64,655	CBRE Group, Inc, Class A*	3,053,009
37,370	CIT Group, Inc.	1,924,555
25,460	Citigroup, Inc.	1,718,550
42,650	Citizens Financial Group, Inc.	1,790,447
38,030	CNA Financial Corp.	1,876,780
82,650	CNO Financial Group, Inc.	1,791,025
39,230	CorEnergy Infrastructure Trust, Inc., REIT	1,472,694
25,020	Discover Financial Services	1,799,689
48,380	Encore Capital Group, Inc.*	2,186,776
80,320	Enova International, Inc.*	1,771,056
42,435	Essent Group, Ltd.*	1,806,034
20,265	Evercore, Inc., Class A	1,767,108
123,300	EZCORP, Inc., Class A*	1,627,560
56,980	Federated Investors, Inc., Class B	1,903,132
59,400	Fifth Third Bancorp	1,885,950
33,620	First American Financial Corp.	1,972,822
53,780	Flagstar Bancorp, Inc.*	1,903,812
96,700	Forestar Group, Inc.*	2,045,205
126,200	Franklin Resources, Inc.	4,376,616
22,370	Goldman Sachs Group, Inc.	5,634,108
41,660	Houlihan Lokey, Inc.	1,858,036
19,730	Infinity Property & Casualty Corp.	2,336,032
56,540	Invesco, Ltd.	1,809,845
13,020	Jones Lang LaSalle, Inc.	2,273,813
276,405	JPMorgan Chase & Co.	30,396,258
46,950	Legg Mason, Inc.	1,908,518
48,440	LGI Homes, Inc.*	3,418,411
24,210	Lincoln National Corp.	1,768,783
30,420	LPL Financial Holdings, Inc.	1,857,749
17,310	Meta Financial Group, Inc.	1,890,252
41,230	MetLife, Inc.	1,892,045
131,075	MGIC Investment Corp.*	1,703,975
38,350	Moelis & Co., Class A	1,950,098
35,005	Morgan Stanley	1,888,870
15,310	MutualFirst Financial, Inc.	554,988
112,015	Nationstar Mortgage Holdings, Inc.*	2,011,789
232,630	Nelnet, Inc., Class A	12,192,138
117,020	Nomad Foods, Ltd.*	1,841,895
38,950	Piper Jaffray Cos.	3,234,798

Shares or Principal Amount		Value
	Financial (continued)
12,360	PNC Financial Services Group, Inc.	$1,869,326
37,480	PotlatchDeltic Corp., REIT	1,950,834
19,730	Primerica, Inc.	1,905,918
35,940	Progressive Corp.	2,189,824
17,100	Prudential Financial, Inc.	1,770,705
87,995	Radian Group, Inc.	1,675,425
101,810	Regions Financial Corp.	1,891,630
114,270	Santander Consumer U.S.A. Holdings, Inc.	1,862,601
18,190	State Street Corp.	1,814,089
30,200	Stifel Financial Corp.	1,788,746
27,780	SunTrust Banks, Inc.	1,890,151
50,470	Synchrony Financial	1,692,259
17,750	T Rowe Price Group, Inc.	1,916,468
206,100	Torchmark Corp.	17,347,437
101,520	TPG Specialty Lending, Inc.	1,813,147
13,560	Travelers Cos., Inc.	1,882,942
462,540	Unum Group	22,021,529
88,820	Waddell & Reed Financial, Inc., Class A	1,795,052
95,970	Western Union Co.	1,845,503
36,270	Zions Bancorporation	1,912,517
		235,400,369

	Industrial-5.53%
43,650	Allison Transmission Holdings, Inc.	1,704,969
455,560	American Axle & Manufacturing Holdings, Inc.*	6,933,623
19,160	ArcBest Corp.	614,078
13,240	Autoliv, Inc.	1,932,246
35,160	BorgWarner, Inc.	1,766,087
53,560	CAI International, Inc.*	1,138,686
150,270	Casella Waste Systems, Inc., Class A*	3,513,313
12,130	Caterpillar, Inc.	1,787,719
61,995	Dana, Inc.	1,596,991
34,300	Deere & Co.	5,327,476
6,408	Delphi Automotive PLC	305,341
15,130	Encore Wire Corp.	857,871
7,620	FedEx Corp.	1,829,638
32,730	Forward Air Corp.	1,730,108
84,960	Gentex Corp.	1,955,779
67,000	Global Brass & Copper Holdings, Inc.	2,241,150
91,700	H&E Equipment Services, Inc.	3,529,533
23,040	Hill-Rom Holdings, Inc.	2,004,480
34,950	Kimball Electronics, Inc.*	564,443
10,380	Lear Corp.	1,931,614
520,890	Magna International, Inc.	29,352,152
52,790	Manitowoc Co., Inc.*	1,502,403
36,410	MasTec, Inc.*	1,713,091
53,780	Matson, Inc.	1,540,259
67,275	Meritor, Inc.*	1,383,174
106,030	Milacron Holdings Corp.*	2,135,444
80,770	Modine Manufacturing Co.*	1,708,286
15,030	NACCO Industries, Inc., Class A	493,736
13,350	Norfolk Southern Corp.	1,812,663
22,365	Oshkosh Corp.	1,728,144
87,640	Owens-Illinois, Inc.*	1,898,282
15,990	Packaging Corp. of America	1,802,073
59,500	Performance Food Group Co.*	1,776,075
91,780	Quad Graphics, Inc.	2,326,623
22,830	Reliance Steel & Aluminum Co.	1,957,444
68,990	Rexnord Corp.*	2,047,623
71,180	Sprouts Farmers Market, Inc.*	1,670,595
64,970	Stoneridge, Inc.*	1,793,172
82,650	Textainer Group Holdings, Ltd.*	1,400,918
56,550	Tower International, Inc.	1,569,263

Shares or Principal Amount		Value
	Industrial (continued)
78,470	TriMas Corp.*	$2,059,838
145,335	United Rentals, Inc.*	25,103,715
54,220	USG Corp.*	2,191,572
54,900	Vectrus, Inc.*	2,044,476
49,710	Werner Enterprises, Inc.	1,814,415
29,430	WestRock Co.	1,888,523
7,400	WW Grainger, Inc.	2,088,798
16,305	Zebra Technologies Corp., Class A*	2,269,493
		144,337,395

	Technology-7.81%
719,357	ACCO Brands Corp.	9,027,930
28,330	Advanced Energy Industries, Inc.*	1,810,287
39,680	Aerovironment, Inc.*	1,805,837
7,830	Alliance Data Systems Corp.	1,666,694
201,235	Amkor Technology, Inc.*	2,038,511
24,140	Anixter International, Inc.*	1,828,605
166,400	Arrow Electronics, Inc.*	12,816,128
25,350	Aspen Technology, Inc.*	1,999,861
46,950	Avnet, Inc.	1,960,632
115,170	Blucora, Inc.*	2,833,182
5,640	Boeing Co.	1,849,243
7,940	Broadcom, Ltd.	1,871,061
56,430	CA, Inc.	1,912,977
50,000	Cabot Microelectronics Corp.	5,355,500
13,240	CACI International, Inc., Class A*	2,003,874
442,810	Corning, Inc.	12,345,543
211,500	Deluxe Corp.	15,653,115
39,840	DXC Technology Co.	4,005,115
41,000	Emergent BioSolutions, Inc.*	2,158,650
13,560	F5 Networks, Inc.*	1,960,912
29,920	First Solar, Inc.*	2,123,722
23,700	Gilead Sciences, Inc.	1,786,743
12,800	Harris Corp.	2,064,384
88,710	HP, Inc.	1,944,523
342,320	Intel Corp.	17,828,026
12,240	International Business Machines Corp.	1,877,983
152,090	KEMET Corp.*	2,757,392
18,080	KLA-Tencor Corp.	1,970,901
83,595	Kulicke & Soffa Industries, Inc.*	2,090,711
10,710	Lam Research Corp.	2,175,844
5,640	Lockheed Martin Corp.	1,905,925
78,400	Micron Technology, Inc.*	4,087,776
18,520	Motorola Solutions, Inc.	1,950,156
138,170	Navient Corp.	1,812,790
32,730	NetApp, Inc.	2,019,114
28,220	NETGEAR, Inc.*	1,614,184
17,500	Northrop Grumman Corp.	6,109,600
27,210	Nova Measuring Instruments, Ltd.*	738,207
224,340	Orbotech, Ltd.*	13,949,461
54,430	PC Connection, Inc.	1,360,750
39,680	Progress Software Corp.	1,525,696
98,960	Sabre Corp.	2,122,692
39,020	Seagate Technology PLC	2,283,450
26,680	Shutterfly, Inc.*	2,167,750
21,500	Spirit AeroSystems Holdings, Inc., Class A	1,799,550
97,300	Super Micro Computer, Inc.*	1,654,100
66,900	Sykes Enterprises, Inc.*	1,936,086
129,950	SYNNEX Corp.	15,386,080
89,040	Syntel, Inc.*	2,273,191
19,200	TE Connectivity, Ltd.	1,918,080
44,090	Teradyne, Inc.	2,015,354
31,310	T-Mobile US, Inc.*	1,911,162

Shares or Principal Amount		Value
	Technology (continued)
58,435	Tower Semiconductor, Ltd.*	$1,572,486
74,820	Triumph Group, Inc.	1,885,464
33,160	Ultra Clean Holdings, Inc.*	638,330
97,750	Vishay Intertechnology, Inc.	1,818,150
22,525	Western Digital Corp.	2,078,382
		204,057,852

	Utilities-1.21%
50,000	AES Corp.	568,500
171,700	AT&T, Inc.	6,121,105
189,850	CenterPoint Energy, Inc.	5,201,890
47,342	Entergy Corp.	3,729,603
10,424	IDACORP, Inc.	920,126
38,250	National Fuel Gas Co.	1,967,963
47,730	PG&E Corp.	2,096,779
77,210	Pinnacle West Capital Corp.	6,161,358
78,220	PNM Resources, Inc.	2,991,915
37,370	Verizon Communications, Inc.	1,787,033
		31,546,272

TOTAL COMMON STOCKS
(Cost $889,848,840)		1,117,555,136

Shares or Principal Amount		Value
EXCHANGE TRADED FUNDS-0.92%
114,500	iShares® Gold Trust ETF*	1,457,585
92,910	iShares® MSCI All Peru Capped ETF	3,955,179
35,000	iShares® MSCI Brazil Capped ETF	1,570,800
109,760	iShares® MSCI Canada ETF	3,024,985
94,410	iShares® MSCI Chile Capped ETF	5,005,618
15,590	iShares® MSCI Philippines ETF	544,715
10,000	iShares® MSCI South Korea Capped ETF	754,500
30,000	iShares® MSCI Taiwan Capped ETF	1,150,200
429,760	iShares® Silver Trust ETF*	6,622,602

TOTAL EXCHANGE TRADED FUNDS
(Cost $19,265,437)		24,086,184

Shares or Principal Amount		Value
CORPORATE BONDS-12.25%
	Basic Materials-0.06%
$1,500,000	E.I. du Pont de Nemours & Co., 5.750%, 3/15/19	1,541,914

	Consumer, Cyclical-0.75%
5,000,000	eBay, Inc., 2.600%, 7/15/22	4,835,601
5,000,000	Home Depot, Inc., 2.700%, 4/1/23	4,901,269
5,000,000	Home Depot, Inc., 5.950%, 4/1/41	6,388,683
785,000	McDonald's Corp., 5.700%, 2/1/39	942,090
2,000,000	Wal-Mart Stores, Inc., 5.250%, 9/1/35	2,424,909
		19,492,552
	Consumer, Non-cyclical-1.78%
10,000,000	Coca-Cola Co., 3.200%, 11/1/23	10,050,746
1,950,000	Dr Pepper Snapple Group, Inc., 2.530%, 11/15/21	1,892,332
3,000,000	Hershey Co., 4.125%, 12/1/20	3,095,822
5,475,000	Johnson & Johnson, 4.500%, 9/1/40	6,131,445
5,000,000	Merck & Co., Inc., 2.800%, 5/18/23	4,926,071
10,000,000	Merck & Co., Inc., 4.150%, 5/18/43	10,465,178
10,000,000	PepsiCo, Inc., 5.000%, 6/1/18	10,044,504
		46,606,098
	Energy-1.71%
5,000,000	Apache Corp., 3.250%, 4/15/22	4,945,367

Shares or Principal Amount		Value
	Energy (continued)
$5,000,000	BP Capital Markets PLC, 3.245%, 5/6/22	$5,007,938
8,271,000	Chevron Corp., 3.326%, 11/17/25	8,269,922
2,000,000	Phillips 66, 4.300%, 4/1/22	2,078,932
5,050,000	Shell International Finance BV, 2.375%, 8/21/22	4,899,761
5,000,000	Shell International Finance BV, 6.375%, 12/15/38	6,630,448
2,625,000	Shell International Finance BV, 4.375%, 5/11/45	2,784,607
10,000,000	Statoil ASA, 2.250%, 11/8/19	9,920,611
		44,537,586
	Financial-4.29%
8,000,000	Aflac, Inc., 3.625%, 11/15/24	8,037,469
3,000,000	American Express Credit Corp., 2.125%, 7/27/18	2,996,398
5,250,000	American Express Credit Corp., 2.600%, 9/14/20	5,189,965
5,000,000	Australia & New Zealand Banking Group, Ltd., 2.625%, 5/19/22	4,876,522
8,100,000	Berkshire Hathaway, Inc., 3.750%, 8/15/21	8,347,007
10,000,000	GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/20	9,778,112
10,000,000	Goldman Sachs Group, Inc., 2.600%, 4/23/20	9,905,849
10,000,000	HSBC Holdings PLC, 4.000%, 3/30/22	10,239,238
11,000,000	JPMorgan Chase & Co., 4.250%, 10/15/20	11,317,662
5,000,000	National Australia Bank, Ltd., 2.500%, 5/22/22	4,851,588
5,000,000	National Rural Utilities Cooperative Finance Corp., 2.450%, 6/15/22	4,785,980
15,956,000	PNC Bank NA, 1.950%, 3/4/19	15,855,297
6,000,000	PNC Bank NA, 2.950%, 2/23/25	5,758,775
5,305,000	US Bank NA Cincinnati, 3M US L + 0.32%, 1/24/20(a)	5,306,948
5,000,000	Wells Fargo & Co., 2.500%, 3/4/21	4,908,304
		112,155,114
	Industrial-0.96%
1,000,000	Caterpillar, Inc., 8.250%, 12/15/38	1,562,737
10,000,000	General Electric Co., 3M US L + 0.80%, 4/15/20(a)	10,039,365
1,000,000	General Electric Co., 2.700%, 10/9/22	969,413
2,000,000	General Electric Co., 6.875%, 1/10/39	2,586,998
5,000,000	United Parcel Service, Inc., 2.350%, 5/16/22	4,877,169
5,000,000	United Technologies Corp., 3.100%, 6/1/22	4,957,778
		24,993,460
	Technology-2.66%
8,000,000	Alphabet, Inc., 3.625%, 5/19/21	8,242,866
3,419,000	Apple, Inc., 1.550%, 2/7/20	3,355,560
10,000,000	Apple, Inc., 3M US L + 0.20%, 2/7/20(a)	10,023,333
4,840,000	Gilead Sciences, Inc., 4.600%, 9/1/35	5,176,818
5,000,000	Intel Corp., 3.300%, 10/1/21	5,077,646
5,000,000	Intel Corp., 2.875%, 5/11/24	4,885,980
7,000,000	International Business Machines Corp., 1.875%, 8/1/22	6,651,649
9,000,000	Microsoft Corp., 1.850%, 2/6/20	8,909,286
3,700,000	Microsoft Corp., 5.200%, 6/1/39	4,450,996
7,266,000	Oracle Corp., 2.500%, 10/15/22	7,082,000
6,000,000	Oracle Corp., 2.400%, 9/15/23	5,744,703
		69,600,837
	Utilities-0.04%
1,000,000	Georgia Power Co., 5.400%, 6/1/18	1,004,106

TOTAL CORPORATE BONDS
(Cost $321,434,028)		319,931,667

Shares or Principal Amount		Value
MUNICIPAL BONDS-6.22%
	Connecticut-0.22%
5,350,000	State of Connecticut, Series D, 5.000%, 11/1/25	5,757,402

	Florida-0.51%
10,775,000	Florida State Board of Education Capital Outlay General Obligation Bonds, Series C, 5.000%, 6/1/23	12,295,568
1,000,000	Florida State Board of Education Capital Outlay General Obligation Bonds, Series D, 5.000%, 6/1/38	1,015,560
		13,311,128

Shares or Principal Amount		Value
	Georgia-0.33%
$3,000,000	State of Georgia General Obligation Unlimited Bonds, Series B, Partially Prefunded, 4.500%, 1/1/29(b)	$3,058,650
5,000,000	State of Georgia General Obligation Unlimited Bonds, Series D, 5.000%, 2/1/25	5,662,250
		8,720,900
	Hawaii-0.39%
9,000,000	City and County of Honolulu General Obligation Unlimited Bonds, Series B, 5.000%, 11/1/25	10,108,260

	Illinois-0.04%
1,000,000	Village of Bolingbrook General Obligation Unlimited Bonds, 5.000%, 1/1/37	1,000,870

	Maryland-0.19%
5,000,000	County of Montgomery General Obligation Unlimited Bonds, Series A, 3.000%, 11/1/29	5,009,800

	Ohio-1.71%
7,450,000	Beavercreek City School District General Obligation Unlimited Bonds, 3.250%, 12/1/36	7,398,222
5,450,000	City of Columbus General Obligation Various Purpose Limited Tax Bonds, Series B, 3.250%, 8/15/24	5,695,850
5,000,000	County of Cuyahoga General Obligation Limited (Capital Improvement), Series A, 4.000%, 12/1/37	5,133,250
	Greenville City School District General Obligation Unlimited Bonds (School Improvement):
5,000,000	5.000%, 1/1/46	5,442,100
11,000,000	5.500%, 1/1/51	11,978,780
1,100,000	Miamisburg City School District General Obligation Unlimited Bonds (School Facilities Construction & Improvement), Prerefunded 12/1/18 @ 100, 5.000%, 12/1/33(b)	1,124,992
500,000	Mount Healthy City School District General Obligation Unlimited Bonds (School Improvement), Prefunded 6/1/18 @ 100, 5.000%, 12/1/26(b)	502,735
1,000,000	Ohio State University General Recipients Revenue Bonds, Series C, 4.910%, 6/1/40	1,171,850
105,000	Ohio State University Revenue Bonds, Series A, Prefunded 12/1/18 @ 100, 5.000%, 12/1/28(b)	107,350
500,000	Springboro Community City School District General Obligation Unlimited Bonds, 5.250%, 12/1/23	570,635
3,475,000	State of Ohio General Obligation Unlimited Bonds, Series C, 5.000%, 9/1/19	3,638,151
105,000	The Ohio State University Revenue Bonds, Series A, Prefunded 12/1/18 @ 100, 5.000%, 12/1/28(b)	107,386
790,000	The Ohio State University Revenue Bonds, Series A, Prefunded 12/1/18 @100, 5.000%, 12/1/28(b)	807,680
1,000,000	Wright State University Revenue Bonds, 4.000%, 5/1/18	1,001,460
		44,680,441
	Pennsylvania-1.17%
7,050,000	Commonwealth of Pennsylvania General Obligation Unlimited Bonds, First Series, 5.000%, 9/15/26	8,209,795
20,000,000	Commonwealth of Pennsylvania General Obligation Unlimited Bonds, First Series, Prefunded 6/1/22 @ 100, 5.000%, 6/1/24(b)	22,417,600
		30,627,395
	Tennessee-0.21%
5,000,000	Metropolitan Government of Nashville & Davidson County TN General Obligation Unlimited Bonds, Series C, 4.000%, 7/1/24	5,473,350

	Texas-0.80%
5,000,000	Houston Texas Independent School District General Obligation Limited Bonds, Series A, 5.000%, 2/15/28	5,864,150
5,335,000	Port of Houston Authority General Obligation Unlimited Bonds, Series D-1, 5.000%, 10/1/35	5,715,812
7,620,000	Transportation Community Mobility General Obligation Unlimited Bonds, Series A, 5.000%, 10/1/25	8,977,275
235,000	Tyler Independent School District General Obligation Unlimited Bonds, Unrefunded 2016, 5.000%, 2/15/34	235,578
		20,792,815
	Washington-0.44%
5,000,000	State of Washington General Obligation Unlimited Bonds, Series D, 4.000%, 2/1/37	5,164,750
5,845,000	State of Washington General Obligation Various Purpose Unlimited Bonds, Series D, 5.000%, 2/1/20	6,191,609
		11,356,359
	Wisconsin-0.21%
5,000,000	State of Wisconsin General Obligation Unlimited Bonds, Series C, Prefunded 5/1/21 @ 100, 5.000%, 5/1/25(b)	5,475,300

TOTAL MUNICIPAL BONDS
(Cost $161,445,513)		162,314,020

Shares or Principal Amount		Value
U.S. GOVERNMENT AGENCIES-9.44%
	Federal Agricultural Mortgage Corporation-0.62%
$10,000,000	3M US L + 0.08%, 1/3/22(a)	$10,034,641
6,177,000	3.150%, 11/9/27	6,137,047
		16,171,688
	Federal Farm Credit Banks-2.66%
10,000,000	1.170%, 5/16/19	9,885,380
10,000,000	2.350%, 5/2/24	9,587,630
5,725,000	2.750%, 11/6/26	5,615,435
10,000,000	3.300%, 3/22/27	10,000,090
10,000,000	2.800%, 6/2/28	9,665,250
5,000,000	3.390%, 5/20/30	4,959,355
10,000,000	3.220%, 3/26/31	9,956,200
5,000,000	3.420%, 5/27/31	4,953,890
5,000,000	3.110%, 11/1/33	4,872,035
		69,495,265
	Federal Home Loan Banks-4.90%
50,000,000	1.000%, 8/28/18	49,805,050
11,250,000	1.200%, 5/23/19	11,121,851
5,000,000	1.600%, 10/22/20	4,888,650
10,000,000	2.050%, 6/9/23	9,611,360
10,000,000	2.875%, 6/13/25	9,981,940
10,000,000	2.620%, 4/28/26	9,464,440
10,000,000	3.000%, 7/12/27	9,653,390
5,981,481	3.000%, 4/18/31	5,675,290
19,000,000	2.000%, 6/30/31(c)	17,847,764
		128,049,735
	Federal Home Loan Mortgage Corporation-0.57%
5,000,000	1.250%, 8/26/19(c)	4,966,620
10,000,000	1.800%, 4/13/20	9,870,470
		14,837,090
	Tennessee Valley Authority-0.50%
10,000,000	5.250%, 9/15/39	13,107,250

	United States Department of Housing and Urban Development-0.19%
5,000,000	2.050%, 8/1/19	4,979,965

TOTAL U.S. GOVERNMENT AGENCIES
(Cost $251,880,630)		246,640,993

Shares or Principal Amount		Value
MORTGAGE BACKED SECURITIES-1.27%
	Fannie Mae REMICS-0.19%
4,957,927	3.500%, 5/25/47	4,987,180

	Federal National Mortgage Association-1.08%
9,730,759	3.500%, 9/1/33	9,936,098
19,454,065	2.500%, 1/1/57	18,184,476
		28,120,574
TOTAL MORTGAGE BACKED SECURITIES
(Cost $33,658,015)		33,107,754

Shares or Principal Amount		Value
U.S. TREASURY BONDS & NOTES-22.76%
	U.S. Treasury Bonds-8.12%
$97,500,000	2.625%, 11/15/20	98,093,708
30,000,000	2.000%, 8/15/25	28,571,531
85,000,000	3.000%, 2/15/48	85,299,078
		211,964,317

Shares or Principal Amount		Value
	U.S. Treasury Notes-11.91%
$80,000,000	2.750%, 2/15/19	$80,434,375
25,000,000	1.125%, 2/28/19	24,779,297
30,000,000	1.250%, 6/30/19	29,652,516
25,000,000	0.750%, 7/15/19	24,540,411
50,000,000	1.000%, 11/30/19	48,978,903
25,000,000	1.375%, 9/15/20	24,419,127
30,000,000	1.375%, 9/30/20	29,279,448
50,000,000	1.625%, 10/15/20	49,091,911
		311,175,988
	United States Treasury Inflation Indexed Bonds-2.73%
32,986,800	0.625%, 7/15/21	33,374,889
38,322,900	0.125%, 1/15/22	37,899,151
		71,274,040
TOTAL U.S. TREASURY BONDS & NOTES
(Cost $597,049,564)		594,414,345

Shares or Principal Amount		Value
FOREIGN BONDS-1.03%
	Australia Government Bond-0.30%
AUD 10,000,000	5.250%, 3/15/19	7,919,275

	New Zealand Government Bond-0.43%
NZD 15,000,000	5.000%, 3/15/19	11,167,244

	Singapore Government-0.30%
SGD 10,000,000	2.250%, 6/1/21	7,694,573

TOTAL FOREIGN BONDS
(Cost $27,378,742)		26,781,092

Shares or Principal Amount		Value
SHORT TERM INVESTMENTS-2.13%
	Mutual Fund-2.13%
55,520,054	First American Treasury Obligations Fund, Class Z, 7-Day Yield 1.503%	55,520,054

TOTAL SHORT TERM INVESTMENTS
(Cost $55,520,054)		55,520,054

TOTAL INVESTMENT SECURITIES-98.82%
(Cost $2,357,480,823)		2,580,351,245
OTHER ASSETS IN EXCESS OF LIABILITIES-1.18%		30,897,109
NET ASSETS-100.00%		$2,611,248,354

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.
(a)	Floating or variable rate security. The reference rate is described below. The rate in effect as of March 31, 2018 is based on the reference rate plus the displayed spread as of the security’s last reset date.
(b)	Prefunded Issues are bonds which are prerefunded and collateralized by U.S. Treasury securities held in escrow and used to pay principal and interest on tax exempt issues and to retire the bonds in full at the earliest refunding date.
(c)	Step coupon. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of March 31, 2018.

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Libor Rates:

3M US L - 3 Month LIBOR as of March 31, 2018 was 2.31%

AUD - Australian Dollar

NZD - New Zealand Dollar

SGD - Singapore Dollar

See Notes to Quarterly Schedule of Investments.

JAMES SMALL CAP FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS-99.48%
	Basic Materials-12.94%
24,065	Boise Cascade Co.	$928,909
18,010	Carpenter Technology Corp.	794,601
142,325	Cleveland-Cliffs, Inc.*	989,159
36,560	Ferro Corp.*	848,923
110,635	Hudbay Minerals, Inc.	785,508
18,815	Koppers Holdings, Inc.*	773,296
17,900	Kraton Corp.*	854,009
61,510	Mercer International, Inc.	765,799
31,190	Schnitzer Steel Industries, Inc., Class A	1,008,997
		7,749,201

	Consumer, Cyclical-34.90%
15,690	Atlas Air Worldwide Holdings, Inc.*	948,460
16,915	Big Lots, Inc.	736,310
1,160	Biglari Holdings, Inc.*	473,756
13,400	Brinker International, Inc.	483,740
50,435	Builders FirstSource, Inc.*	1,000,630
7,950	Children's Place, Inc.	1,075,237
39,075	China Yuchai International, Ltd.	827,218
13,620	Deckers Outdoor Corp.*	1,226,209
58,250	Gray Television, Inc.*	739,775
11,110	Group 1 Automotive, Inc.	725,927
12,290	Hawaiian Holdings, Inc.	475,623
38,580	Interface, Inc.	972,216
15,150	KB Home	431,017
29,327	MDC Holdings, Inc.	818,810
13,690	Patrick Industries, Inc.*	846,727
23,005	Penn National Gaming, Inc.*	604,111
17,455	Rush Enterprises, Inc., Class A*	741,663
18,915	SkyWest, Inc.	1,028,976
13,875	SodaStream International, Ltd.*	1,274,141
28,450	SPX Corp.*	924,056
23,180	Systemax, Inc.	661,789
59,795	Tailored Brands, Inc.	1,498,463
50,260	TRI Pointe Group, Inc.*	825,772
31,150	William Lyon Homes, Class A*	856,313
18,575	Winnebago Industries, Inc.	698,420
		20,895,359

	Consumer, Non-cyclical-6.58%
33,520	Kelly Services, Inc., Class A	973,421
10,595	Magellan Health, Inc.*	1,134,724
27,235	Tivity Health, Inc.*	1,079,868
14,830	Universal Corp.	719,255
5,652	Valhi, Inc.	34,251
		3,941,519

	Energy-1.88%
27,635	Diamond Offshore Drilling, Inc.*	405,129
117,905	McDermott International, Inc.*	718,041
		1,123,170

	Financial-15.55%
29,830	American Equity Investment Life Holding Co.	875,809
18,320	Encore Capital Group, Inc.*	828,064
21,505	Houlihan Lokey, Inc.	959,123

Shares		Value
	Financial (continued)
77,770	iStar, Inc., REIT*	$790,921
13,515	LGI Homes, Inc.*	953,754
10,175	Meta Financial Group, Inc.	1,111,110
21,015	Moelis & Co., Class A	1,068,613
12,595	Piper Jaffray Cos.	1,046,015
24,365	SP Plus Corp.*	867,394
41,430	Xenia Hotels & Resources, Inc., REIT	817,000
		9,317,803

	Industrial-13.56%
49,110	American Axle & Manufacturing Holdings, Inc.*	747,454
19,855	Encore Wire Corp.	1,125,778
17,490	Greenbrier Cos., Inc.	878,872
25,900	H&E Equipment Services, Inc.	996,891
33,455	Meritor, Inc.*	687,835
50,175	Milacron Holdings Corp.*	1,010,525
38,750	Modine Manufacturing Co.*	819,563
39,250	Quad Graphics, Inc.	994,988
15,660	Tenneco, Inc.	859,264
		8,121,170

	Technology-13.11%
68,450	ACCO Brands Corp.	859,047
42,595	Blucora, Inc.*	1,047,837
11,143	Deluxe Corp.	824,693
79,960	Iridium Communications, Inc.*	899,550
31,415	Nova Measuring Instruments, Ltd.*	852,289
16,480	Orbotech, Ltd.*	1,024,726
37,620	Syntel, Inc.*	960,439
36,650	Ultra Clean Holdings, Inc.*	705,513
37,755	Web.com Group, Inc.*	683,366
		7,857,460

	Utilities-0.96%
15,010	PNM Resources, Inc.	574,133
		574,133

TOTAL COMMON STOCKS
(Cost $52,919,217)		59,579,815

Shares		Value
SHORT TERM INVESTMENTS-0.68%
	Mutual Fund-0.68%
403,151	First American Treasury Obligations Fund, Class Z, 7-Day Yield 1.503%	403,151

TOTAL SHORT TERM INVESTMENTS
(Cost $403,151)		403,151

TOTAL INVESTMENT SECURITIES-100.16%
(Cost $53,322,368)		59,982,966
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS-(0.16)%		(93,543)
NET ASSETS-100.00%		$59,889,423

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

JAMES MID CAP FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS-96.14%
	Basic Materials-9.79%
5,975	Allegheny Technologies, Inc.*	$141,488
6,195	Commercial Metals Co.	126,750
4,675	Cooper Tire & Rubber Co.	136,977
4,805	Huntsman Corp.	140,546
5,850	Kronos Worldwide, Inc.	132,210
5,680	Louisiana-Pacific Corp.	163,414
6,720	Mosaic Co.	163,162
4,250	Norbord, Inc.	154,402
2,135	Trinseo SA	158,097
5,645	United States Steel Corp.	198,648
		1,515,694

	Consumer, Cyclical-33.28%
3,060	AMC Networks, Inc., Class A*	158,202
11,910	American Eagle Outfitters, Inc.	237,366
2,875	AutoNation, Inc.*	134,492
7,875	Bed Bath & Beyond, Inc.	165,296
2,945	Big Lots, Inc.	128,196
1,375	Children's Place, Inc.	185,969
1,113	Copa Holdings SA, Class A	143,165
2,365	Deckers Outdoor Corp.*	212,921
6,225	Dick's Sporting Goods, Inc.	218,186
5,200	Foot Locker, Inc.	236,808
2,391	John Wiley & Sons, Inc., Class A	152,307
5,350	KB Home	152,207
8,675	Macy's, Inc.	257,994
2,940	Meredith Corp.	158,172
2,800	Michael Kors Holdings, Ltd.*	173,824
8,350	Michaels Cos., Inc.*	164,578
9,339	News Corp., Class B	150,358
3,975	Nordstrom, Inc.	192,430
1,148	Pinnacle Entertainment, Inc.*	34,612
5,000	PulteGroup, Inc.	147,450
1,775	Ralph Lauren Corp.	198,445
3,010	Rush Enterprises, Inc., Class A*	127,895
8,895	Sally Beauty Holdings, Inc.*	146,323
3,150	Sensata Technologies Holding NV*	163,265
3,260	SkyWest, Inc.	177,344
4,325	Spirit Airlines, Inc.*	163,399
1,180	Thor Industries, Inc.	135,901
3,340	Toll Brothers, Inc.	144,455
8,690	TRI Pointe Group, Inc.*	142,777
6,250	Urban Outfitters, Inc.*	231,000
2,243	Williams-Sonoma, Inc.	118,341
		5,153,678

	Consumer, Non-cyclical-6.13%
880	Boston Beer Co., Inc., Class A*	166,364
3,625	Energizer Holdings, Inc.	215,977
6,325	H&R Block, Inc.	160,718
1,770	Helen of Troy, Ltd.*	153,990
5,000	Pilgrim's Pride Corp.*	123,050
2,650	Tupperware Brands Corp.	128,207
		948,306

Shares		Value
	Energy-4.37%
36,350	Chesapeake Energy Corp.*	$109,777
9,095	Diamond Offshore Drilling, Inc.*	133,333
3,590	HollyFrontier Corp.	175,407
20,365	McDermott International, Inc.*	124,023
5,200	Murphy Oil Corp.	134,368
		676,908

	Financial-20.01%
1,032	Aaron's, Inc.	48,091
3,525	Air Lease Corp.	150,235
5,170	American Equity Investment Life Holding Co.	151,791
1,309	BankUnited, Inc.	52,334
9,975	BGC Partners, Inc., Class A	134,164
3,350	CIT Group, Inc.	172,525
6,395	CNO Financial Group, Inc.	138,580
3,665	Essent Group, Ltd.*	155,982
1,975	Evercore, Inc., Class A	172,220
4,930	Federated Investors, Inc., Class B	164,662
2,755	First American Financial Corp.	161,663
1,290	Flagstar Bancorp, Inc.*	45,666
990	Jones Lang LaSalle, Inc.	172,894
3,970	Legg Mason, Inc.	161,380
1,899	LPL Financial Holdings, Inc.	115,972
11,400	MGIC Investment Corp.*	148,200
3,630	Moelis & Co., Class A	184,585
9,378	Nomad Foods, Ltd.*	147,610
7,590	Radian Group, Inc.	144,514
9,135	Santander Consumer U.S.A. Holdings, Inc.	148,900
2,925	Stifel Financial Corp.	173,248
7,930	Western Union Co.	152,494
		3,097,710

	Industrial-9.86%
3,460	Allison Transmission Holdings, Inc.	135,148
4,945	Dana, Inc.	127,383
7,094	Gentex Corp.	163,304
426	Hill-Rom Holdings, Inc.	37,062
3,475	MasTec, Inc.*	163,499
5,775	Meritor, Inc.*	118,734
1,760	Oshkosh Corp.	135,995
6,380	Owens-Illinois, Inc.*	138,191
1,303	Reliance Steel & Aluminum Co.	111,719
6,254	Sprouts Farmers Market, Inc.*	146,781
2,421	USG Corp.*	97,857
4,133	Werner Enterprises, Inc.	150,855
		1,526,528

	Technology-12.70%
13,375	Amkor Technology, Inc.*	135,489
1,979	Aspen Technology, Inc.*	156,123
3,840	Avnet, Inc.	160,358
3,263	Emergent BioSolutions, Inc.*	171,797
2,505	First Solar, Inc.*	177,805
12,550	Navient Corp.	164,656
2,689	Progress Software Corp.	103,392
7,975	Sabre Corp.	171,064
3,725	Shutterfly, Inc.*	302,656
3,490	Teradyne, Inc.	159,528
4,730	Tower Semiconductor, Ltd.*	127,284

Shares		Value
	Technology (continued)
7,175	Vishay Intertechnology, Inc.	$133,455
		1,963,607

TOTAL COMMON STOCKS
(Cost $14,671,494)		14,882,431

Shares		Value
SHORT TERM INVESTMENTS-3.86%
	Mutual Fund-3.86%
598,186	First American Treasury Obligations Fund, Class Z, 7-Day Yield 1.503%	598,186

TOTAL SHORT TERM INVESTMENTS
(Cost $598,186)		598,186

TOTAL INVESTMENT SECURITIES-100.00%
(Cost $15,269,680)		15,480,617
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS-0.00%(a)		(544)
NET ASSETS-100.00%		$15,480,073

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.
(a)	Less than 0.05% of Net Assets.

See Notes to Quarterly Schedule of Investments.

JAMES MICRO CAP FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS-90.59%
	Basic Materials-7.68%
73,270	Fortuna Silver Mines, Inc.*	$381,737
394,000	Golden Star Resources, Ltd.*	231,278
5,670	KMG Chemicals, Inc.	339,917
8,920	Koppers Holdings, Inc.*	366,612
22,330	Mercer International, Inc.	278,009
23,800	NL Industries, Inc.*	186,830
9,140	Schnitzer Steel Industries, Inc., Class A	295,679
		2,080,062

	Consumer, Cyclical-18.86%
56,090	Avianca Holdings SA, Sponsored ADR	475,082
18,470	Century Communities, Inc.*	553,176
17,780	China Yuchai International, Ltd.	376,403
12,931	Flexsteel Industries, Inc.	511,809
8,880	Hamilton Beach Brands Holding Co., Class A	188,434
13,300	Haverty Furniture Cos., Inc.	267,995
4,220	Johnson Outdoors, Inc., Class A	261,640
18,860	Kimball International, Inc., Class B	321,374
15,740	M/I Homes, Inc.*	501,319
13,386	Patrick Industries, Inc.*	827,924
35,110	Tilly's, Inc., Class A	396,743
20,400	Wabash National Corp.	424,524
		5,106,423

	Consumer, Non-cyclical-8.36%
12,720	Heidrick & Struggles International, Inc.	397,500
10,912	John B Sanfilippo & Son, Inc.	631,477
19,060	K12, Inc.*	270,271
13,730	Kelly Services, Inc., Class A	398,719
19,550	Lantheus Holdings, Inc.*	310,845
23,870	RPX Corp.	255,170
		2,263,982

	Energy-1.60%
97,890	W&T Offshore, Inc.*	433,653
		433,653

	Financial-21.85%
28,470	Ares Commercial Real Estate Corp., REIT	351,604
63,330	Drive Shack, Inc.*	302,717
24,160	Enova International, Inc.*	532,728
36,510	EZCORP, Inc., Class A*	481,932
4,620	Federal Agricultural Mortgage Corp., Class C	402,032
29,390	Forestar Group, Inc.*	621,598
32,430	iStar, Inc., REIT*	329,813
7,700	LGI Homes, Inc.*	543,389
4,040	Meta Financial Group, Inc.	441,168
27,360	MoneyGram International, Inc.*	235,843

Shares		Value
	Financial (continued)
40,690	OFG Bancorp	$425,211
5,370	Piper Jaffray Cos.	445,979
9,620	SP Plus Corp.*	342,472
14,450	Universal Insurance Holdings, Inc.	460,955
		5,917,441

	Industrial-15.67%
8,110	ArcBest Corp.	259,925
16,110	CAI International, Inc.*	342,499
21,350	Casella Waste Systems, Inc., Class A*	499,163
71,170	DHT Holdings, Inc.	241,978
6,410	Encore Wire Corp.	363,447
22,415	Global Brass & Copper Holdings, Inc.	749,782
4,440	NACCO Industries, Inc., Class A	145,854
19,540	Stoneridge, Inc.*	539,304
17,330	Tower International, Inc.	480,908
16,740	Vectrus, Inc.*	623,398
		4,246,258

	Technology-16.57%
13,770	Blucora, Inc.*	338,742
7,240	Engility Holdings, Inc.*	176,656
59,560	Extreme Networks, Inc.*	659,329
41,800	Iridium Communications, Inc.*	470,250
21,350	KEMET Corp.*	387,076
11,520	Nova Measuring Instruments, Ltd.*	312,538
16,136	Orbotech, Ltd.*	1,003,336
34,858	PC Connection, Inc.	871,450
14,040	Ultra Clean Holdings, Inc.*	270,270
		4,489,647

TOTAL COMMON STOCKS
(Cost $19,680,205)		24,537,466

Shares		Value
SHORT TERM INVESTMENTS-9.47%
	Mutual Fund-9.47%
2,564,417	First American Treasury Obligations Fund, Class Z, 7-Day Yield 1.503%	2,564,417

TOTAL SHORT TERM INVESTMENTS
(Cost $2,564,417)		2,564,417

TOTAL INVESTMENT SECURITIES-100.06%
(Cost $22,244,622)		27,101,883
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS-(0.06)%		(14,933)
NET ASSETS-100.00%		$27,086,950

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

JAMES AGGRESSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-71.25%
	Basic Materials-4.39%
1,000	Celanese Corp., Series A	$100,210
5,000	Ferro Corp.*	116,100
1,700	Trinseo SA	125,885
1,000	Westlake Chemical Corp.	111,150
		453,345

	Consumer, Cyclical-6.35%
1,500	Best Buy Co., Inc.	104,985
600	Children's Place, Inc.	81,150
1,000	Deckers Outdoor Corp.*	90,030
2,000	Macy's, Inc.	59,480
900	Michael Kors Holdings, Ltd.*	55,872
2,000	SkyWest, Inc.	108,800
1,200	Target Corp.	83,316
800	Wal-Mart Stores, Inc.	71,176
		654,809

	Consumer, Non-cyclical-5.41%
650	Aetna, Inc.	109,850
500	Humana, Inc.	134,415
4,000	Kroger Co.	95,760
1,100	ManpowerGroup, Inc.	126,610
1,450	Weight Watchers International, Inc.*	92,394
		559,029

	Energy-5.78%
6,000	Ecopetrol SA, Sponsored ADR	115,980
2,000	HollyFrontier Corp.	97,720
21,000	McDermott International, Inc.*	127,890
1,200	Phillips 66	115,104
1,500	Valero Energy Corp.	139,155
		595,849

	Financial-16.39%
1,150	American Financial Group, Inc.	129,053
4,200	Fifth Third Bancorp	133,350
575	Goldman Sachs Group, Inc.	144,820
3,000	Houlihan Lokey, Inc.	133,800
7,000	Huntington Bancshares, Inc.	105,700
1,500	JPMorgan Chase & Co.	164,955
1,250	KB Financial Group, Inc., ADR*	72,425
1,250	Lincoln National Corp.	91,325
15,000	Nomura Holdings, Inc., Sponsored ADR	87,750
1,250	PNC Financial Services Group, Inc.	189,050
8,500	Regions Financial Corp.	157,930
1,700	Torchmark Corp.	143,089
1,000	Travelers Cos., Inc.	138,860
		1,692,107

	Industrial-7.75%
1,200	Deere & Co.	186,384
500	FedEx Corp.	120,055
3,000	H&E Equipment Services, Inc.	115,470
4,000	Primoris Services Corp.	99,920

Shares or Principal Amount		Value
	Industrial (continued)
4,000	TriMas Corp.*	$105,000
1,000	United Rentals, Inc.*	172,730
		799,559

	Technology-18.98%
600	Amgen, Inc.	102,288
500	Apple, Inc.	83,890
1,000	Arrow Electronics, Inc.*	77,020
1,100	Cabot Microelectronics Corp.	117,821
2,750	Canon, Inc., Sponsored ADR	100,237
2,700	Cisco Systems, Inc.	115,803
1,000	DXC Technology Co.	100,530
1,600	Gilead Sciences, Inc.	120,624
3,300	Intel Corp.	171,864
800	Lam Research Corp.	162,528
375	Lockheed Martin Corp.	126,724
3,000	Micron Technology, Inc.*	156,420
1,250	Motorola Solutions, Inc.	131,625
250	Northrop Grumman Corp.	87,280
6,000	ON Semiconductor Corp.*	146,760
1,700	Western Digital Corp.	156,859
		1,958,273

	Utilities-6.20%
10,000	AES Corp.	113,700
5,000	CenterPoint Energy, Inc.	137,000
3,000	Exelon Corp.	117,030
4,000	NRG Energy, Inc.	122,120
3,000	Public Service Enterprise Group, Inc.	150,720
		640,570

TOTAL COMMON STOCKS
(Cost $6,396,950)		7,353,541

Shares or Principal Amount		Value
EXCHANGE TRADED FUNDS-3.89%
500	iShares® MSCI All Peru Capped ETF	21,285
1,300	iShares® MSCI Eurozone ETF	56,355
1,500	iShares® MSCI France ETF	47,100
1,500	iShares® MSCI Japan ETF	91,020
1,750	iShares® MSCI Switzerland Capped ETF	60,148
1,000	SPDR® Gold Shares ETF*	125,790

TOTAL EXCHANGE TRADED FUNDS
(Cost $394,487)		401,698

Shares or Principal Amount		Value
CORPORATE BONDS-2.55%
	Consumer, Cyclical-0.63%
$67,000	Walt Disney Co., 0.875%, 7/12/19	65,590

	Financial-0.48%
50,000	PNC Bank NA, 1.950%, 3/4/19	49,684

	Industrial-0.47%
50,000	General Electric Co., 2.700%, 10/9/22	48,471

	Technology-0.48%
50,000	Microsoft Corp., 1.850%, 2/6/20	49,496

Shares or Principal Amount		Value
	Utilities-0.49%
$50,000	Georgia Power Co., 5.400%, 6/1/18	$50,205

TOTAL CORPORATE BONDS
(Cost $267,207)		263,446

Shares or Principal Amount		Value
U.S. TREASURY BONDS & NOTES-16.32%
	U.S. Treasury Bonds-2.54%
$75,000	2.750%, 8/15/47	71,523
200,000	2.750%, 11/15/47	190,774
		262,297
	U.S. Treasury Notes-7.16%
350,000	1.125%, 2/28/19	346,910
400,000	1.000%, 11/30/19	391,831
		738,741
	United States Treasury Inflation Indexed Bonds-6.62%
247,401	0.625%, 7/15/21	250,312
437,976	0.125%, 1/15/22	433,133
		683,445
TOTAL U.S. TREASURY BONDS & NOTES
(Cost $1,690,204)		1,684,483

Shares or Principal Amount		Value
SHORT TERM INVESTMENTS-4.88%
	Mutual Fund-4.88%
502,892	First American Government Obligations Fund , Class Z, 7-Day Yield 1.487%	502,892

TOTAL SHORT TERM INVESTMENTS
(Cost $502,892)		502,892

TOTAL INVESTMENT SECURITIES-98.89%
(Cost $9,251,740)		10,206,060
OTHER ASSETS IN EXCESS OF LIABILITIES-1.11%		114,306
NET ASSETS-100.00%		$10,320,366

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

JAMES LONG-SHORT FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS-84.38%
	Basic Materials-9.08%
6,330	Avery Dennison Corp.	$672,562
7,800	Celanese Corp., Series A(a)	781,638
17,790	Goodyear Tire & Rubber Co.(a)	472,858
		1,927,058

	Consumer, Cyclical-11.59%
10,540	Best Buy Co., Inc.	737,695
8,700	Big Lots, Inc.	378,711
4,970	General Motors Co.	180,610
10,290	Meritage Homes Corp.*(a)	465,623
6,930	Southwest Airlines Co.(a)	396,950
3,380	Wal-Mart Stores, Inc.	300,719
		2,460,308

	Consumer, Non-cyclical-12.06%
2,130	Aetna, Inc.(a)	359,970
3,890	Grand Canyon Education, Inc.*	408,139
5,040	ManpowerGroup, Inc.	580,104
13,545	Pfizer, Inc.(a)	480,712
3,060	Sanderson Farms, Inc.	364,201
1,720	UnitedHealth Group, Inc.(a)	368,080
		2,561,206

	Energy-3.20%
4,970	HollyFrontier Corp.	242,834
2,295	Phillips 66	220,136
3,380	Royal Dutch Shell PLC, Class A, Sponsored ADR	215,678
		678,648

	Financial-16.40%
8,240	Aaron's, Inc.	383,984
6,900	Aflac, Inc.	301,944
14,790	Chimera Investment Corp., REIT	257,494
9,750	Fifth Third Bancorp	309,562
8,140	JPMorgan Chase & Co.(a)	895,156
15,690	Regions Financial Corp.	291,520
5,750	Travelers Cos., Inc.(a)	798,445
5,120	Unum Group	243,763
		3,481,868

	Industrial-9.57%
4,130	BorgWarner, Inc.	207,450
7,030	Dana, Inc.	181,093
4,500	Deere & Co.	698,940
9,560	Owens-Illinois, Inc.*	207,070
4,260	United Rentals, Inc.*	735,830
		2,030,383

	Technology-16.87%
1,760	Apple, Inc.	295,293
9,870	Cisco Systems, Inc.	423,324
7,360	Corning, Inc.	205,197

Shares		Value
	Technology (continued)
6,625	Deluxe Corp.(a)	$490,316
1,680	International Business Machines Corp.	257,762
9,830	Kulicke & Soffa Industries, Inc.*	245,848
2,360	Motorola Solutions, Inc.	248,508
2,130	Northrop Grumman Corp.(a)	743,626
6,260	Tower Semiconductor, Ltd.*	168,457
5,480	Western Digital Corp.	505,640
		3,583,971

	Utilities-5.61%
2,590	American Electric Power Co., Inc.(a)	177,648
7,040	Edison International(a)	448,166
14,745	PNM Resources, Inc.(a)	563,996
		1,189,810

TOTAL COMMON STOCKS
(Cost $12,273,868)		17,913,252

Shares		Value
SHORT TERM INVESTMENTS-16.21%
	Mutual Fund-16.21%
3,440,396	First American Treasury Obligations Fund, Class Z, 7-Day Yield 1.503%	3,440,396

TOTAL SHORT TERM INVESTMENTS
(Cost $3,440,396)		3,440,396

TOTAL INVESTMENT SECURITIES-100.59%
(Cost $15,714,264)		21,353,648
SECURITIES SOLD SHORT-(5.37)%
(Proceeds $1,149,643)		(1,139,398)
OTHER ASSETS IN EXCESS OF LIABILITIES-4.78%		1,013,266	(b)
NET ASSETS-100.00%		$21,227,516

Shares		Value
SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCKS-(5.37)%
	Consumer, Non-cyclical-(1.15)%
(3,300)	Bunge, Ltd.	$(244,002)

	Exchange Traded Funds-(1.13)%
(1,770)	iShares® Russell 1000 Growth ETF	(240,879)

	Industrial-(1.15)%
(914)	Tesla, Inc.	(243,243)

	Technology-(1.94)%
(2,200)	Incyte Corp., Ltd.	(183,326)
(1,960)	salesforce.com, Inc.	(227,948)
		(411,274)

TOTAL COMMON STOCKS SOLD SHORT		(1,139,398)
(Proceeds $1,149,643)

TOTAL SECURITIES SOLD SHORT-(5.37)%
(Proceeds $1,149,643)		$(1,139,398)

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.
(a)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total security position market value of $5,193,309.
(b)	Includes cash which is being held as collateral for securities sold short in the amount of $1,002,853.

See Notes to Quarterly Schedule of Investments.

James Advantage Funds	Notes to Quarterly Schedule of Investments
March 31, 2018 (Unaudited)

1. ORGANIZATION

James Advantage Funds (the “Trust”) is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). James Balanced: Golden Rainbow Fund, James Small Cap Fund, James Mid Cap Fund, James Micro Cap Fund, James Aggressive Allocation Fund, and James Long-Short Fund are each a diversified series of the Trust (individually a “Fund,” collectively the “Funds”). Each class of James Balanced: Golden Rainbow Fund represents an interest in the same portfolio of investments and has the same rights, but differs primarily in distribution fees and shareholder features. The Retail Class shares are subject to distribution (12b-1) fees but have a lower minimum investment requirement and offer certain shareholder services not available to Institutional Class shareholders. The Institutional Class shares are not subject to distribution (12b-1) fees and are available only through investment advisers and bank trust departments that have made arrangements for shares of all of their clients investing in the Fund to be held in an omnibus account (as well as other investors that are approved by management of the Trust). The James Balanced: Golden Rainbow Fund registered T Class Shares with the Securities and Exchange Commission on April 3, 2017. As of March 31, 2018, the James Balanced: Golden Rainbow Fund has not offered T Class Shares to shareholders and as such, no financial data is included within this report.

James Balanced: Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets. The James Balanced: Golden Rainbow Fund seeks to achieve its objective by investing primarily in common stocks and/or debt securities that James Investment Research, Inc. (“James” or the “Adviser”), believes are undervalued.

James Small Cap Fund seeks to provide long-term capital appreciation. The James Small Cap Fund seeks to achieve its objective by investing primarily in common stocks of small capitalization companies. The Adviser defines small capitalization as those companies with market capitalizations at the time of purchase no larger than the stocks in the James Small Cap Fund’s benchmark, the Russell 2000® Index.

James Mid Cap Fund seeks to provide long-term capital appreciation. The James Mid Cap Fund seeks to achieve its objective by investing primarily in common stocks of mid-capitalization companies. The Adviser defines mid-capitalization companies as those with market capitalizations at the time of purchase that fall within the range of the S&P MidCap 400® Value Index.

James Micro Cap Fund seeks to provide long-term capital appreciation. The James Micro Cap Fund seeks to achieve its objective by investing primarily in common stocks of micro capitalization companies. Micro capitalization companies are defined as those companies with market capitalizations at the time of purchase no larger than the stocks in the Russell Microcap® Index, including exchange traded funds (“ETFs”) that invest primarily in such securities.

James Aggressive Allocation Fund seeks to provide total return through a combination of growth and income. Preservation of capital in declining markets is a secondary objective. This Fund will generally run equity allocations of 60% or higher and, therefore, could be more volatile than a more conservative fund that holds a smaller percentage of its assets in stocks. Due to its aggressive nature, the James Aggressive Allocation Fund will generally have a turnover ratio much higher than the James Balanced: Golden Rainbow Fund.

James Long-Short Fund seeks to provide long-term capital appreciation. The James Long-Short Fund seeks to achieve its objective by investing primarily in foreign and domestic equity securities that the Adviser believes are undervalued and more likely to appreciate, and by selling short equity securities that the Adviser believes are overvalued and more likely to depreciate. The James Long-Short Fund also may take long positions in domestic and foreign fixed income securities that the Adviser believes are more likely to appreciate in the interest rate and spread environment anticipated by the Adviser, and short positions in fixed income securities that the Adviser believes are more likely to depreciate in the interest rate and spread environment anticipated by the Adviser. The James Long-Short Fund seeks to achieve positive returns on both the long positions and short positions that it takes in various securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are considered an investment company for financial reporting purposes under GAAP.

Notes to Quarterly Schedule of Investments	James Advantage Funds
March 31, 2018 (Unaudited)

Share Valuation

The net asset value per share of each Fund, other than the James Balanced: Golden Rainbow Fund, is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The net asset value per share of each class of shares of the James Balanced: Golden Rainbow Fund is calculated daily by dividing the total value of the Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

Securities Valuation

Securities are valued at fair value. The Funds' portfolio securities, including short positions, are valued as of the close of the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m., Eastern time) on each day that the NYSE is open for business. Equity securities that are traded on any exchange, including closed-end funds and exchange-traded funds, are valued at the last quoted sale price on the exchange or market in which such securities are principally traded. Lacking a last sale price, a security is valued at its last bid price except when, in James’s opinion, the last bid price does not accurately reflect the current value of the security. Securities that are traded on the NASDAQ® over-the-counter market are valued at their NASDAQ® Official Closing Price (“NOCP”) for all NASDAQ® National Market (“NNM”) and NASDAQ® Capital Market® securities. When market quotations are not readily available, if an event occurs after the close of the trading market (but before the time as of which a Fund calculates its net asset value) that materially affects a security’s value, when James determines that the market quotation does not accurately reflect the current value or when a non-144A restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Board”). Corporate bonds, U.S. government agencies, U.S. Treasury bonds & notes, foreign, and municipal bonds are generally valued at the mean between the closing bid and asked prices provided by an independent pricing service. The pricing services generally use market models that consider trade data, yields, spreads, quotations from dealers and active market makers, credit worthiness, market information of comparable securities, and other relevant security specific information. Asset backed/commercial mortgage backed securities are generally valued at the mean between the closing bid and asked prices provided by an independent pricing service. The pricing service generally uses models that consider trade data, prepayment, and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities or when prices are not readily available from a pricing service, those securities will be priced at fair value as determined in good faith by the Adviser. Shares of open-end investment companies are valued at net asset value.

For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the time of pricing the Funds. The values of foreign portfolio securities are generally based upon market quotations which, depending upon the exchange or market, may be last sale price, last bid price or the average of the last bid and asked prices as of, in each case, the close of the appropriate exchange or another designated time.

In accordance with the Trust’s good faith pricing guidelines, James is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings, (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1	-	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	-	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; or
Level 3	-	Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

James Advantage Funds	Notes to Quarterly Schedule of Investments
March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2018:

James Balanced: Golden Rainbow Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,117,555,136	$–	$–	$1,117,555,136
Exchange Traded Funds	24,086,184	–	–	24,086,184
Corporate Bonds	–	319,931,667	–	319,931,667
Municipal Bonds	–	162,314,020	–	162,314,020
U.S. Government Agencies	4,979,965	241,661,028	–	246,640,993
Mortgage Backed Securities	–	33,107,754	–	33,107,754
U.S. Treasury Bonds & Notes	594,414,345	–	–	594,414,345
Foreign Bonds	–	26,781,092	–	26,781,092
Short Term Investments	55,520,054	–	–	55,520,054
Total	$1,796,555,684	$783,795,561	$–	$2,580,351,245

James Small Cap Fund
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$59,579,815	$–	$–	$59,579,815
Short Term Investments	403,151	–	–	403,151
Total	$59,982,966	$–	$–	$59,982,966

James Mid Cap Fund
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$14,882,431	$–	$–	$14,882,431
Short Term Investments	598,186	–	–	598,186
Total	$15,480,617	$–	$–	$15,480,617

James Micro Cap Fund
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$24,537,466	$–	$–	$24,537,466
Short Term Investments	2,564,417	–	–	2,564,417
Total	$27,101,883	$–	$–	$27,101,883

James Aggressive Allocation Fund
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$7,353,541	$–	$–	$7,353,541
Exchange Traded Funds	401,698	–	–	401,698
Corporate Bonds	–	263,446	–	263,446
U.S. Treasury Bonds & Notes	1,684,483	–	–	1,684,483
Short Term Investments	502,892	–	–	502,892
Total	$9,942,614	$263,446	$–	$10,206,060

Notes to Quarterly Schedule of Investments	James Advantage Funds
March 31, 2018 (Unaudited)

James Long-Short Fund
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$17,913,252	$–	$–	$17,913,252
Short Term Investments	3,440,396	–	–	3,440,396
Total	$21,353,648	$–	$–	$21,353,648

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Securities Sold Short
Common Stocks	$(1,139,398)	$–	$–	$(1,139,398)
TOTAL	$(1,139,398)	$–	$–	$(1,139,398)

The Funds recognize transfer between levels as of the end of period. For the nine months ended March 31, 2018, the Funds did not have any transfer between Level 1 and Level 2 securities.

Investment Transactions

Investment transactions are recorded on a trade date basis. Gains and losses are determined using the specific identification method, which liquidates all losses first, before any gains. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments. As of March 31, 2018, the Funds did not hold when-issued securities or delayed delivery purchase commitments.

Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation

The market value of investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, provided by WM Reuters, at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized and between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities at the reporting period, resulting from changes in the exchange rate. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Exchange Traded Funds (ETFs)

Each Fund may invest in shares of ETFs. The ETFs in which a Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and other investment companies in which a Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs to track their applicable indices. The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF’s shares trade at a discount to its net asset value.

James Advantage Funds	Notes to Quarterly Schedule of Investments
March 31, 2018 (Unaudited)

Short Sales and Segregated Cash

The James Long-Short Fund may actively sell short equity and fixed income securities. Short sales are transactions in which the James Long-Short Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the James Long-Short Fund must borrow the security to deliver to the buyer upon the short sale; the James Long-Short Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The James Long-Short Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the James Long-Short Fund replaces the borrowed security. The James Long-Short Fund will realize a gain if the security declines in value between those dates. The James Long-Short Fund is required to pay any dividend or interest due on securities sold short. Such dividends and interest are recorded as an expense. The James Long-Short Fund may pay fees or charges on the assets borrowed for securities sold short.

All short sales are collateralized, as required by the James Long-Short Fund’s prime broker. The James Long-Short Fund maintains the collateral in segregated accounts consisting of cash and/or equity securities sufficient to collateralize the market value of the James Long-Short Fund’s short positions.

4. LINE OF CREDIT

Each Fund has a revolving line of credit agreement with U.S. Bank, N.A. (the “Bank”). Borrowings under these arrangements are secured by investments held in the Funds’ portfolios as notated on the Schedules of Investments and bear interest at the Bank’s prime rate. For the nine months ended March 31, 2018, the James Small Cap Fund, James Mid Cap Fund, and James Micro Cap Fund utilized their line of credit. The average amount of borrowings was $80,333 over 3 days with a weighted-average interest rate of 4.50% for the James Small Cap Fund. The average amount of borrowings was $4,000 over 1 day with a weighted-average interest rate of 4.50% for the James Mid Cap Fund. The average amount of borrowings was $240,714 over 7 days with a weighted-average interest rate of 4.32% for the James Micro Cap Fund. During the nine month period ended March 31, 2018, the James Balanced: Golden Rainbow Fund, James Aggressive Allocation Fund, and James Long-Short Fund did not utilize line of credit. Interest on funded and unfunded loans was $30 for the James Small Cap Fund, $1 for the James Mid Cap Fund, and $201 for the James Micro Cap Fund for the nine month period ended March 31, 2018. Each Fund’s line of credit agreement expired on July 11, 2017 and was renewed for one year. The terms of the agreements can be characterized as follows:

Fund	Maximum Balance Available	Interest Rate	Expiration Date
James Balanced: Golden Rainbow Fund	$ 50,000,000	Prime Rate*	July 10, 2018
James Small Cap Fund	$ 3,500,000	Prime Rate*	July 10, 2018
James Mid Cap Fund	$ 750,000	Prime Rate*	July 10, 2018
James Micro Cap Fund	$ 1,500,000	Prime Rate*	July 10, 2018
James Aggressive Allocation Fund	$ 500,000	Prime Rate*	July 10, 2018
James Long-Short Fund	$ 3,000,000	Prime Rate*	July 10, 2018
*	The rate at which the Bank announces its prime lending rate

Item 2. Controls and Procedures.

(a)	The registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The James Advantage Funds

By:	/s/ Barry R. James
Barry R. James, President
(Principal Executive Officer)
Date:	May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barry R. James
Barry R. James, President
(Principal Executive Officer)
Date:	May 30, 2018

By:	/s/ Thomas L. Mangan
Thomas L. Mangan, Chief Financial Officer
(Principal Financial Officer)
Date:	May 30, 2018